Newbuildings (Tables)	12 Months Ended
Dec. 31, 2019
Newbuildings [Abstract]
Carrying Value of our New Buildings
The table below sets forth the carrying value of our newbuildings:

	For the Years Ended December 31,
(In $ millions)	2019	2018
Opening balance	361.8	642.7
Additions	302.0	971.4
Capitalized interest	18.5	23.4
Transfers to jack-up rigs (note 12)	(420.9)	(1,275.7)
Total newbuildings	261.4	361.8

Information of Rigs Delivered Together with Final Installment and Related Financing
The table below sets forth information regarding our rigs that were delivered during 2019 and 2018, together with their final instalment and related financing where applicable

Rig	Delivery date	Delivery financing ($ million)	Shipyard	First instalment ($ million)	Onerous contract allocated	Final instalment ($ million)	Capitalized cost	Transferrers to jack-up rigs
2019
Njord	January -19	87.0	PPL	55.8	-	87.0	2.7	145.5
Thor	May - 19	120.0	Keppel		-	122.1	-	122.1
Hermod	December - 19	90.9	Keppel	57.6	-	90.9	4.8	153.3
Total				113.4	-	300.0	7.5	420.9

2018
Saga*	January – 18	-	Keppel	100.1	(38.0)	72.5	0.3	134.9
Gerd	January – 18	87.0	PPL	55.8	-	87.0	0.3	143.1
Gersemi	February – 18	87.0	PPL	55.8	-	87.0	0.4	143.2
Grid	April – 18	87.0	PPL	55.8	-	87.0	0.4	143.2
Gunnlod	June – 18	87.0	PPL	55.8	-	87.0	1.5	144.3
Skald	June – 18	-	Keppel	100.1	(39.2)	72.5	0.7	134.1
Groa	July – 18	87.0	PPL	55.8	-	87.0	1.3	144.1
Gyme	September – 18	87.0	PPL	55.8	-	87.0	1.4	144.2
Natt	October – 18	87.0	PPL	55.8	-	87.0	1.8	144.6
Total				590.8	(77.2)	754.0	8.1	1,275.7

 *The final instalment of $72.5 million for “Saga” was paid in December 2017, before taking delivery of the rig in January 2018. For the origination and allocation of onerous contracts, please see note 16.